Consolidated Statement of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
NET REVENUE (Notes 3, 4, 15 and 24)			$ 11,546,971
COST OF REVENUE (Note 15)			125,000
OPERATING EXPENSES (Notes 13, 16 and 19)
General and administrative expenses	$ (10,513,707)	$ (8,758,710)	(6,956,345)
Research and development expenses	(31,834,364)	(30,381,016)	(13,165,286)
LOSS FROM OPERATIONS	(42,348,071)	(39,139,726)	(8,699,660)
NON-OPERATING INCOME AND EXPENSES
Interest income	268,330	363,137	47,223
Other income (Note 15)	187,244
Other gains and losses (Note 16)	213,243	(698,691)	127,472
Finance costs (Notes 4 and 16)	(491,904)	(416,698)	(524,138)
Total non-operating income and expenses	176,913	(752,252)	(349,443)
LOSS BEFORE INCOME TAX	(42,171,158)	(39,891,978)	(9,049,103)
INCOME TAX EXPENSE (Notes 4, 5 and 17)	(14,439)
NET LOSS FOR THE YEAR	(42,185,597)	(39,891,978)	(9,049,103)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (42,185,597)	$ (39,891,978)	$ (9,049,103)
LOSS PER SHARE (Note 18)
Basic and diluted	$ (0.28)	$ (0.32)	$ (0.09)